Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011
Property and equipment
Depreciation expense	$ 10,000	$ 8,000	$ 28,000	$ 25,000	$ 35,000	$ 4,000
Computers and Equipment | Minimum
Property and equipment
Useful lives			3 years		3 years
Computers and Equipment | Maximum
Property and equipment
Useful lives			5 years		5 years
Computer Software | Minimum
Property and equipment
Useful lives			1 year		1 year
Computer Software | Maximum
Property and equipment
Useful lives			3 years		3 years
Leasehold Improvements
Property and equipment
Useful lives			1 year		1 year